Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Income Tax Expense Abstract
Loss before income taxes	$ (119,712,165)	$ (11,619,422)
Statutory income tax rate	21.00%	21.00%
Income tax recovery at statutory income tax rate	$ (25,139,555)	$ (2,440,079)
Non-deductible expenses	420,174	245,566
Change in the fair value of warrant liability	(943,421)	(4,412,205)
Difference in jurisdictional tax rates	(4,891,708)	(1,549,371)
Tax restructuring		693,725
Other	194,426	(165,724)
Change in valuation allowance	27,068,381	7,412,660
Total	(3,291,703)	(215,428)
Deferred income tax assets:
Loss carryforwards	45,792,765	17,125,566
Tangible assets		271,227
Share-based compensation	3,627,277	398,881
R&D and other cost pool carryforwards	2,229,569
Other	129,636	161,452
Gross deferred income tax assets	51,779,247	17,957,126
Valuation allowance	(45,273,417)	(16,650,521)
Total deferred income tax assets, net of valuation allowance	6,505,830	1,306,605
Deferred income tax liabilities:
Tangible assets	(3,208,381)
Intangible assets	(3,297,449)	(1,306,605)
Total deferred income tax liabilities	(6,505,830)	(1,306,605)
Net deferred income tax assets and liabilities